ACQUISITIONS AND DISPOSALS - Acquisition Narrative (Details) - USD ($) $ in Thousands	Dec. 15, 2020	Jan. 07, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Goodwill			$ 175,545	$ 154,381	$ 157,860
M2M Group
Business Acquisition [Line Items]
Consideration transferred		$ 21,102
Cash consideration transfered		$ 19,587
Equity interest acquired (in percent)		100.00%
Retirement of certain obligation		$ 1,343
Normal course working capital		172
Goodwill		$ 8,699
M2M New Zealand
Business Acquisition [Line Items]
Consideration transferred	$ 3,686
Cash consideration transfered	$ 3,286
Equity interest acquired (in percent)	100.00%
Goodwill	$ 2,377
Cash holdback	$ 400